LEASES	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES	LEASES
The Company has entered into various non-cancelable operating lease agreements for certain office spaces and motor vehicles. The leases have original lease periods expiring between 2026 and 2037. The Company does not assume renewals in its determination of the lease term unless the renewals are considered as reasonably assured.
The operating lease cost for the year ended December 31, 2025 was $15,155.
Supplemental cash flow information related to leases was as follows:

Year ended December 31, 2025
Cash payments related to operating lease	$16,244
New right-of-use assets obtained in exchange for operating lease obligations	7,609
Maturities of lease liabilities were as follows:

Operating Leases
2026	$16,329
2027	14,174
2028	14,656
2029	13,670
2030	12,432
Thereafter	34,143
Total lease payments	105,404

Less imputed interest	(16,603)

Total	$88,801
Supplemental balance sheet information related to leases was as follows:

Year ended December 31, 2025
Current maturities of operating leases	13,742
Long-term operating leases	75,059
Total operating lease liabilities	$88,801

Weighted-average remaining operating lease term	7.61
Weighted-average discount rate of operating leases	4.78%